Commitments and Contingencies	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 5 — Commitments and Contingencies
Registration Rights
The holders of the (i) founder shares, which were issued in a private placement prior to the closing of the initial public offering, (ii) private placement warrants, which were issued in a private placement simultaneously with the closing of the initial public offering and the shares of Class A common stock underlying such private placement warrants and (iii) private placement warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them prior to the consummation of the initial business combination pursuant to a registration rights agreement to be signed prior to or on the effective date of the initial public offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. In addition, the Anchor Investors will, upon receipt of their founder shares, execute a registration rights agreement with respect to their founder shares.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of the underwriting agreement to purchase up to an additional 2,250,000 units to cover over-allotments, if any. On September 17, 2021, the over-allotment option expired unexercised, resulting in the forfeiture of 562,500 shares of founder shares.
The underwriters were paid an underwriting discount of one percent (1%) of the gross proceeds of the initial public offering, or $1,500,000. Additionally, in connection with the initial public offering, the Company agreed to pay the underwriters a deferred underwriting fee of 3.5% of the gross proceeds, or $5,250,000, of the initial public offering upon the completion of the Company’s initial business combination. On September 29, 2022, as discussed further below, Evercore Group L.L.C., (“Evercore”) the representative of the underwriters of the initial public offering, waived its deferred underwriting fee that accrued from its participation in the initial public offering. The Company recognized approximately $4.9 million of the commissions waiver as a reduction to additional paid-in capital in the condensed statements of changes in stockholders’ deficit for the three and nine months ended September 30, 2022, as this portion represents an extinguishment of deferred underwriting commissions on public shares which was originally recognized in accumulated deficit. The remaining balance of approximately $172,000 is recognized as a gain from extinguishment of deferred underwriting commissions on public warrants in the condensed statements of operations, which represents the original amount expensed in the Company’s initial public offering.
On September 27, 2022 and September 29, 2022, the Company received notice and a formal letter, respectively, from Evercore Group, L.L.C., an underwriter in the Company’s initial public offering, advising that it had, among other things, (i) resigned from and ceased or refused to act in, its roles as co-placement agent, co-capital markets advisor and exclusive financial advisor to the Company in connection with the Merger and as underwriter in the Company’s initial public offering and (ii) waived its right to receive an aggregate of $13,050,000 in fees, all of which were contingent upon and payable upon the closing of the Merger, consisting of $500,000 for its role as co-placement agent, $7,500,000 for its role as exclusive financial advisor and $5,050,000 of deferred underwriting fees accrued from its participation in the Company’s initial public offering, as well as any expense reimbursements owed to it under those arrangements.
Note 5 — Commitments and Contingencies
Registration Rights
The holders of the (i) founder shares, which were issued in a private placement prior to the closing of the initial public offering, (ii) private placement warrants, which were issued in a private placement simultaneously with the closing of the initial public offering and the shares of Class A common stock underlying such private placement warrants and (iii) private placement warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them prior to the consummation of the initial business combination pursuant to a registration rights agreement to be signed prior to or on the effective date of the initial public offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. In addition, the Anchor Investors will, upon receipt of their founder shares, execute a registration rights agreement with respect to their founder shares.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of the underwriting agreement to purchase up to an additional 2,250,000 units to cover over-allotments, if any. On September 17, 2021, the over-allotment option expired unexercised, resulting in the forfeiture of 562,500 shares of founder shares.
The underwriters were paid an underwriting discount of one percent (1%) of the gross proceeds of the initial public offering, or $1,500,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds, or $5,250,000, of the initial public offering upon the completion of the Company’s initial business combination.
Commitments and Contingencies
Litigation
The Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of September 30, 2022 and December 31, 2021, the Company does not have any reasonable possible or probable losses from such claims.
Commitments and ContingenciesLitigationThe Company may be involved in legal proceedings and exposed to potential claims in the normal course of business. As of December 31, 2021 and December 31, 2020, it is not probable that the Company has incurred any losses from such claims.